Commitments & Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended
	Jul. 22, 2019	Dec. 31, 2020	Dec. 31, 2019
Deferred Legal Fees		$ 150,000	$ 150,000
Over-Allotment Option [Member]
Capital Units Issued	2,625,000
Underwriting discount per unit	$ 0.20
Underwriting income loss	$ 4,025,000
Deferred Underwriting Commission	$ 7,040,000
Over-Allotment Option [Member] | Additional [Member]
Underwriting discount per unit	$ 0.35
Deferred Underwriting Commission	$ 7,040,000